Provision For Reinstatement Cost (Tables)	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Summary of Detailed Information About Provision for Reinstatement Cost Explanatory

	December 31, 2022	December 31, 2021
	S$’000	S$’000
At beginning of year	8,047	6,069
Additions	802	2,673
Acquired on acquisition of a subsidiary	111	—
Accretion, recognized in finance cost	136	158
Payment for reinstatement	—	(428)
Currency alignment	(242)	(425)

At end of year	8,854	8,047

Analyzed as:
Current	5,282	3,663
Non-current	3,572	4,384

	8,854	8,047